                       SUPPLEMENT DATED MARCH 1, 2010 TO

                      PROSPECTUS DATED APRIL 29, 2005 FOR

          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In 2009, the Board of Trustees (the "Board") of Janus Aspen Series (the "Trust") approved a plan to liquidate the Global Life Sciences Portfolio and the Research Core Portfolio (collectively, the "Janus Aspen Portfolios"). The Board concluded, among other things, that each of the Janus Aspen Portfolios should be liquidated due to lack of economies of scale.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, COMMENCING AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE ("NYSE") ON APRIL 27, 2010, THE JANUS ASPEN PORTFOLIOS WILL NO LONGER ACCEPT ANY PURCHASE ORDERS OR TRANSFER REQUESTS IN ANTICIPATION OF A FINAL LIQUIDATION OF THE JANUS ASPEN PORTFOLIOS EFFECTIVE AT THE CLOSE OF TRADING ON THE NYSE ON APRIL 30, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE JANUS ASPEN PORTFOLIOS WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON APRIL 30, 2010 TO THE GE INVESTMENTS FUNDS, INC. -- MONEY MARKET FUND.

You may make transfers from the Janus Aspen Portfolios to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Janus Aspen Portfolios during the period from March 1, 2010 to April 30, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

14194 SUPPK 03/01/10


                                 PORTFOLIO                                       INVESTMENT OBJECTIVE
                                 --------------------------------------------------------------------------------
THE ALGER PORTFOLIOS             ALGER LARGE CAP GROWTH PORTFOLIO      Seeks long-term capital appreciation.
                                 -- CLASS I-2 SHARES (FORMERLY, ALGER
                                 AMERICAN LARGECAP GROWTH
                                 PORTFOLIO -- CLASS O SHARES)
                                 --------------------------------------------------------------------------------
                                 ALGER SMALL CAP GROWTH                Seeks long-term capital appreciation.
                                 PORTFOLIO -- CLASS I-2 SHARES
                                 (FORMERLY, ALGER AMERICAN
                                 SMALLCAP GROWTH PORTFOLIO --
                                 CLASS O SHARES)
                                 --------------------------------------------------------------------------------
ALLIANCEBERNSTEIN                ALLIANCEBERNSTEIN GROWTH AND          Long-term growth of capital.
VARIABLE PRODUCTS                INCOME PORTFOLIO -- CLASS B
SERIES FUND, INC.
                                 --------------------------------------------------------------------------------
FEDERATED                        FEDERATED CAPITAL APPRECIATION        Seeks capital appreciation.
INSURANCE SERIES                 FUND II -- PRIMARY SHARES
                                 --------------------------------------------------------------------------------
                                 FEDERATED CAPITAL INCOME FUND II      Seeks high current income and
                                                                       moderate capital appreciation.



                                 --------------------------------------------------------------------------------
                                 FEDERATED HIGH INCOME BOND            Seeks high current income by
                                 FUND II -- PRIMARY SHARES             investing in lower-rated corporate debt
                                                                       obligations, commonly referred to as
                                                                       "junk bonds."
                                 --------------------------------------------------------------------------------
FIDELITY(R) VARIABLE             VIP ASSET MANAGER/SM/ PORTFOLIO --    Seeks to obtain high total return with
INSURANCE PRODUCTS               INITIAL CLASS                         reduced risk over the long term by
FUND                                                                   allocating its assets among stocks,
                                                                       bonds, and short-term instruments.









                                 --------------------------------------------------------------------------------
                                 VIP CONTRAFUND(R) PORTFOLIO --        Seeks long-term capital appreciation.
                                 INITIAL CLASS

                                 --------------------------------------------------------------------------------
                                 VIP EQUITY-INCOME PORTFOLIO --        Seeks reasonable income. The fund
                                 INITIAL CLASS                         will also consider the potential for
                                                                       capital appreciation. The fund's goal is
                                                                       to achieve a yield which exceeds the
                                                                       composite yield on the securities
                                                                       comprising the Standard & Poor's
                                                                       500/SM/ Index (S&P 500(R)).
                                 --------------------------------------------------------------------------------
                                 VIP GROWTH PORTFOLIO -- INITIAL       Seeks to achieve capital appreciation.
                                 CLASS

                                 --------------------------------------------------------------------------------
                                 VIP GROWTH & INCOME                   Seeks high total return through a
                                 PORTFOLIO -- INITIAL CLASS            combination of current income and
                                                                       capital appreciation.
                                 --------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.



------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.




------------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.


------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
 Company of Pennsylvania
------------------------------------------------------------------------------
Seeks high current income and             Federated Equity
moderate capital appreciation.            Management Company of
                                          Pennsylvania (subadvised by
                                          Federated Investment Management
                                          Company)
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations, commonly referred to as
"junk bonds."
------------------------------------------------------------------------------
Seeks to obtain high total return with    Fidelity Management & Research
reduced risk over the long term by        Company (FMR) (subadvised by
allocating its assets among stocks,       Fidelity Investments Money
bonds, and short-term instruments.        Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
     FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------


                              PORTFOLIO                                     INVESTMENT OBJECTIVE
                              -------------------------------------------------------------------------------
                              VIP GROWTH OPPORTUNITIES           Seeks to provide capital growth.
                              PORTFOLIO -- INITIAL CLASS

                              -------------------------------------------------------------------------------
                              VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                              SERVICE CLASS 2

                              -------------------------------------------------------------------------------
                              VIP OVERSEAS PORTFOLIO -- INITIAL  Seeks long-term growth of capital.
                              CLASS

                              -------------------------------------------------------------------------------
FRANKLIN TEMPLETON            TEMPLETON FOREIGN SECURITIES       Seeks long-term capital growth. The
VARIABLE INSURANCE            FUND -- CLASS 1 SHARES             fund normally invests at least 80% of
PRODUCTS TRUST                                                   its net assets in investments of issuers
                                                                 located outside the U.S., including
                                                                 those in emerging markets, and
                                                                 normally invests predominantly in
                                                                 equity securities.
                              -------------------------------------------------------------------------------
                              TEMPLETON GLOBAL BOND SECURITIES   Seeks high current income, consistent
                              FUND -- CLASS 1 SHARES (FORMERLY,  with preservation of capital, with
                              TEMPLETON GLOBAL INCOME            capital appreciation as a secondary
                              SECURITIES FUND)                   consideration. The fund normally
                                                                 invests at least 80% of its net assets in
                                                                 bonds, which include debt securities of
                                                                 any maturity, such as bonds, notes,
                                                                 bills and debentures. The fund may
                                                                 invest a portion of its total assets in
                                                                 bonds rated below investment grade
                                                                 and a significant portion of its assets in
                                                                 foreign securities.
                              -------------------------------------------------------------------------------
GE INVESTMENTS                INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
FUNDS, INC.                                                      with prudent investment management
                                                                 and the preservation of capital.
                              -------------------------------------------------------------------------------
                              INTERNATIONAL EQUITY FUND --       Seeks long-term growth of capital.
                              CLASS 1 SHARES
                              -------------------------------------------------------------------------------
                              MID-CAP EQUITY FUND -- CLASS 1     Seeks long-term growth of capital and
                              SHARES                             future income.
                              -------------------------------------------------------------------------------
                              MONEY MARKET FUND/1/               Seeks a high level of current income
                                                                 consistent with the preservation of
                                                                 capital and the maintenance of liquidity.
                              -------------------------------------------------------------------------------
                              PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                              CLASS 1 SHARES                     future income rather than current
                                                                 income.
                              -------------------------------------------------------------------------------
                              REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                              CLASS 1 SHARES                     current income and capital
                                                                 appreciation.
                              -------------------------------------------------------------------------------
                              S&P 500(R) INDEX FUND/2/           Seeks growth of capital and
                                                                 accumulation of income that
                                                                 corresponds to the investment return of
                                                                 S&P's 500 Composite Stock Index.
                              -------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
           INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks to provide capital growth.            FMR (subadvised by FMRC, FRAC,
                                            FMR U.K., FIIA, FIIA(U.K.)L, and
                                            FIJ)
------------------------------------------------------------------------------
Seeks long-term growth of capital.          FMR (subadvised by FMRC, FRAC,
                                            FMR U.K., FIIA, FIIA(U.K.)L, and
                                            FIJ)
------------------------------------------------------------------------------
Seeks long-term growth of capital.          FMR (subadvised by FMRC, FMR
                                            (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                            and FIJ)
------------------------------------------------------------------------------
Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets, and
normally invests predominantly in
equity securities.
------------------------------------------------------------------------------
Seeks high current income, consistent       Franklin Advisers, Inc.
with preservation of capital, with
capital appreciation as a secondary
consideration. The fund normally
invests at least 80% of its net assets in
bonds, which include debt securities of
any maturity, such as bonds, notes,
bills and debentures. The fund may
invest a portion of its total assets in
bonds rated below investment grade
and a significant portion of its assets in
foreign securities.
------------------------------------------------------------------------------
Seeks maximum income consistent             GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
------------------------------------------------------------------------------
Seeks long-term growth of capital.          GE Asset Management Incorporated

------------------------------------------------------------------------------
Seeks long-term growth of capital and       GE Asset Management Incorporated
future income.
------------------------------------------------------------------------------
Seeks a high level of current income        GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of liquidity.
------------------------------------------------------------------------------
Seeks long-term growth of capital and       GE Asset Management Incorporated
future income rather than current
income.
------------------------------------------------------------------------------
Seeks maximum total return through          GE Asset Management Incorporated
current income and capital                  (subadvised by Urdang Securities
appreciation.                               Management, Inc.)
------------------------------------------------------------------------------
Seeks growth of capital and                 GE Asset Management Incorporated
accumulation of income that                 (subadvised by SSgA Funds
corresponds to the investment return of     Management, Inc.)
S&P's 500 Composite Stock Index.
------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                       PORTFOLIO                                      INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------------
                       SMALL-CAP EQUITY FUND -- CLASS 1     Seeks long-term growth of capital.
                       SHARES




                       --------------------------------------------------------------------------------
                       TOTAL RETURN FUND -- CLASS 1         Seeks the highest total return,
                       SHARES                               composed of current income and
                                                            capital appreciation, as is consistent
                                                            with prudent investment risk.
                       --------------------------------------------------------------------------------
                       U.S. EQUITY FUND -- CLASS 1          Seeks long-term growth of capital.
                       SHARES
                       --------------------------------------------------------------------------------
GOLDMAN SACHS          GOLDMAN SACHS LARGE CAP VALUE        The Fund seeks long-term capital
VARIABLE INSURANCE     FUND                                 appreciation.
TRUST
                       --------------------------------------------------------------------------------
                       GOLDMAN SACHS MID CAP VALUE          Seeks long-term capital appreciation.
                       FUND
                       --------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO -- INSTITUTIONAL  Seeks long-term capital growth,
                       SHARES                               consistent with preservation of capital
                                                            and balanced by current income.
                       --------------------------------------------------------------------------------
                       ENTERPRISE PORTFOLIO --              Seeks long-term growth of capital.
                       INSTITUTIONAL SHARES (FORMERLY,
                       MID CAP GROWTH PORTFOLIO)
                       --------------------------------------------------------------------------------
                       FLEXIBLE BOND PORTFOLIO --           Seeks to obtain maximum total return,
                       INSTITUTIONAL SHARES                 consistent with preservation of capital.
                       --------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- INSTITUTIONAL     A non-diversified portfolio/1/ that seeks
                       SHARES                               long-term growth of capital.
                       --------------------------------------------------------------------------------
                       GLOBAL TECHNOLOGY PORTFOLIO --       Seeks long-term growth of capital.
                       SERVICE SHARES
                       --------------------------------------------------------------------------------
                       JANUS PORTFOLIO -- INSTITUTIONAL     Seeks long-term growth of capital.
                       SHARES (FORMERLY, LARGE CAP
                       GROWTH PORTFOLIO)
                       --------------------------------------------------------------------------------
                       OVERSEAS PORTFOLIO -- INSTITUTIONAL  Seeks long-term growth of capital.
                       SHARES (FORMERLY, INTERNATIONAL
                       GROWTH PORTFOLIO)
                       --------------------------------------------------------------------------------
                       WORLDWIDE PORTFOLIO --               Seeks long-term growth of capital in a
                       INSTITUTIONAL SHARES (FORMERLY,      manner consistent with the
                       WORLDWIDE GROWTH PORTFOLIO)          preservation of capital.
                       --------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE      Seeks total return (a combination of
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER PORTFOLIO      income and long-term capital
                       -- CLASS I (FORMERLY, LEGG MASON     appreciation). This objective may be
                       PARTNERS VARIABLE CAPITAL AND        changed without shareholder
                       INCOME PORTFOLIO -- CLASS I)         approval.

                       --------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE      Seeks long-term growth of capital with
                       INVESTORS PORTFOLIO -- CLASS I       current income is a secondary
                       (FORMERLY, LEGG MASON PARTNERS       objective. This objective may be
                       VARIABLE INVESTORS PORTFOLIO --      changed without shareholder approval.
                       CLASS I)
                       --------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP and SouthernSun Asset
                                           Management, Inc.)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management
                                           Incorporated
-------------------------------------------------------------------------------
The Fund seeks long-term capital           Goldman Sachs Asset Management,
appreciation.                              L.P.

-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
                                           L.P.
-------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC


-------------------------------------------------------------------------------
Seeks to obtain maximum total return,      Janus Capital Management LLC
consistent with preservation of capital.
-------------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC


-------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC


-------------------------------------------------------------------------------
Seeks long-term growth of capital in a     Janus Capital Management LLC
manner consistent with the
preservation of capital.
-------------------------------------------------------------------------------
Seeks total return (a combination of       Legg Mason Partners Fund Advisor,
income and long-term capital               LLC (subadvised by ClearBridge
appreciation). This objective may be       Advisors, LLC, Western Asset
changed without shareholder                Management Company Limited and
approval.                                  Western Asset Management
                                           Company)
-------------------------------------------------------------------------------
Seeks long-term growth of capital with     Legg Mason Partners Fund Advisor,
current income is a secondary              LLC (subadvised by ClearBridge
objective. This objective may be           Advisors, LLC)
changed without shareholder approval.

-------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       PORTFOLIO                                    INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON WESTERN ASSET           Seeks to maximize total return,
VARIABLE INCOME TRUST  VARIABLE STRATEGIC BOND PORTFOLIO  consistent with the preservation of
                       -- CLASS I (FORMERLY, LEGG MASON   capital. This objective may be changed
                       PARTNERS VARIABLE STRATEGIC BOND   without shareholder approval.
                       PORTFOLIO -- CLASS I)
                       -----------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) NEW DISCOVERY SERIES --     The fund's investment objective is to
INSURANCE TRUST        SERVICE CLASS SHARES               seek capital appreciation. The fund's
                                                          objective may be changed without
                                                          shareholder approval.
                       -----------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER BALANCED               Seeks a high total investment return,
ACCOUNT FUNDS          FUND/VA -- NON-SERVICE SHARES      which includes current income and
                                                          capital appreciation in the value of its
                                                          shares.
                       -----------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL                Seeks capital appreciation by investing
                       APPRECIATION FUND/VA -- NON-       in securities of well-known,
                       SERVICE SHARES                     established companies.
                       -----------------------------------------------------------------------------
                       OPPENHEIMER CORE BOND              Seeks a high level of current income.
                       FUND/VA -- NON-SERVICE SHARES      As a secondary objective, this port-
                                                          folio seeks capital appreciation when
                                                          consistent with its primary objective.
                       -----------------------------------------------------------------------------
                       OPPENHEIMER HIGH INCOME            Seeks a high level of current income
                       FUND/VA -- NON-SERVICE SHARES      from investment in high-yield fixed
                                                          income securities.
                       -----------------------------------------------------------------------------
                       OPPENHEIMER MIDCAP FUND/VA         Seeks capital appreciation, by
                       -- NON-SERVICE SHARES              investing in "growth type" companies.
                       -----------------------------------------------------------------------------
PIMCO VARIABLE         TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
INSURANCE TRUST        ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       -----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to maximize total return,           Legg Mason Partners Fund Advisor,
consistent with the preservation of       LLC (subadvised by Western Asset
capital. This objective may be changed    Management Company and Western
without shareholder approval.             Asset Management Company
 Limited)
----------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek capital appreciation. The fund's     Company
objective may be changed without
shareholder approval.
----------------------------------------------------------------------------
Seeks a high total investment return,     OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
----------------------------------------------------------------------------
Seeks capital appreciation by investing   OppenheimerFunds, Inc.
in securities of well-known,
established companies.
----------------------------------------------------------------------------
Seeks a high level of current income.     OppenheimerFunds, Inc.
As a secondary objective, this port-
folio seeks capital appreciation when
consistent with its primary objective.
----------------------------------------------------------------------------
Seeks a high level of current income      OppenheimerFunds, Inc.
from investment in high-yield fixed
income securities.
----------------------------------------------------------------------------
Seeks capital appreciation, by            OppenheimerFunds, Inc.
investing in "growth type" companies.
----------------------------------------------------------------------------
Seeks maximum total return,               Pacific Investment Management
consistent with preservation of capital   Company LLC
and prudent investment management.
----------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                         Variable Life Service Center
                          3100 Albert Lankford Drive
                           Lynchburg, Virginia 24501

Please include your name, your policy number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

                                      5